Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of presentation in the consolidated statements of financial position
	January 1,	December 31,
	2021	2021	2022
Deferred taxes assets	$6,235	$7,993	$3,618
Deferred tax liabilities	(17,484)	(17,945)	(10,686)
	$(11,249)	$(9,952)	$(7,068)

Schedule of composition of deferred taxes
	January 1,	December 31,
	2021	2021	2022
Net operating losses carried forward	$168	$312	$349
Intangibles, fixed asset, lease liabilities and right of use assets	(12,395)	(12,177)	(11,929)
Reserves and allowances	982	1,913	4,512
	$(11,249)	$(9,952)	$(7,068)

Schedule of income tax
	Year ended December 31,
	2021	2022
Current:
Domestic	$7,847	$11,368
Foreign	6,123	6,304

	13,970	17,672
Deferred taxes:
Domestic	(1,149)	(1,318)
Foreign	(2,543)	(5,216)

	(3,692)	(6,534)

Taxes on income	$10,278	$11,138

Schedule of theoretical tax expense
	Year ended December 31,
	2021	2022

Income before income taxes, as per the statement of operations	$45,617	$57,417
Statutory tax rate in Israel	23%	23%
Tax computed at the statutory tax rate	10,494	13,205

Tax adjustment in respect of different tax rates	283	(1,756)
Deferred taxes on losses for which deferred taxes were not created	(80)	(511)
Tax-deductible costs, not included in the accounting costs	(1,041)	(2,680)
Non-deductible expenses and tax expenses in respect of prior years, net	1,001	2,670
Uncertain tax positions and other	(379)	210
Taxes on income	$10,278	$11,138